Other assets (Tables)	6 Months Ended
Jun. 30, 2022
Schedule of other assets
(in €)	As of June 30, 2022 (unaudited)	As of December 31, 2021

Non-current other assets
Prepaid expense	341,666	336,566
Total	341,666	336,566
Current other assets
Prepayments on research & development projects	8,785,786	10,649,174
Current tax assets	1,518,072	1,282,177
Prepaid expense	1,343,166	334,284
Other	1,645	-
Total	11,648,669	12,265,635